Exhibit 99.5

Monthly Investor Report: Verizon Master Trust - VZMT 2024-1

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

November 2025	12/22/2025	23	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total

Class A-1a	12/22/25	12/20/2028	$835,260,000.00		5.00%			5.00%

Class A-1b	12/22/25	12/20/2028	$278,500,000.00	32	SOFR +0.65%	12/15/2025	3.94338%	4.59%

Class B	12/22/25	12/20/2028	$85,150,000.00		4.69%			4.69%

Class C	12/22/25	12/20/2028	$51,090,000.00		5.49%			5.49%

Total			$1,250,000,000.00

Series 2024-1 Allocation % x Group One Available Funds	$85,569,532.80
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$13,623,978.20
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption	1,250,000,000.00
Total Available Funds	$1,349,193,511.00

Beginning of Period Reserve Account Balance	$13,623,978.20
Required Reserve Amount	$0.00
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	13,623,978.20
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$0.00

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$91.67	$91.67	$0.00	$0.00	$1,349,193,419.33
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$1,349,193,419.33
Asset Representations Reviewer Fee	$45.33	$45.33	$0.00	$0.00	$1,349,193,374.00
Supplemental ARR Fee	$181.30	$181.30	$0.00	$0.00	$1,349,193,192.70
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$1,349,191,942.70
Servicing Fee	$960,582.23	$960,582.23	$0.00	$0.00	$1,348,231,360.47
Class A-1a Note Interest	$3,480,250.00	$3,480,250.00	$0.00	$0.00	$1,344,751,110.47
Class A-1b Note Interest	$1,137,116.74	$1,137,116.74	$0.00	$0.00	$1,343,613,993.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$1,343,613,993.73
Class B Note Interest	$332,794.58	$332,794.58	$0.00	$0.00	$1,343,281,199.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$1,343,281,199.15
Class C Note Interest	$233,736.75	$233,736.75	$0.00	$0.00	$1,343,047,462.40
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$1,343,047,462.40
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$1,343,047,462.40
Regular Priority Principal Payment	$1,250,000,000.00	$1,250,000,000.00	$0.00	$0.00	$93,047,462.40
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$93,047,462.40
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$93,047,462.40
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$93,047,462.40
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$93,047,462.40
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$93,047,462.40
Class R Interest	$93,047,462.40	$93,047,462.40	$0.00	$0.00	$0.00

Total	$1,349,193,511.00	$1,349,193,511.00	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$1,250,000,000.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$835,260,000.00	$0.00	$3,480,250.00	$0.00	$0.00	$838,740,250.00
Class A-1b	$278,500,000.00	$0.00	$1,137,116.74	$0.00	$0.00	$279,637,116.74
Class B	$85,150,000.00	$0.00	$332,794.58	$0.00	$0.00	$85,482,794.58
Class C	$51,090,000.00	$0.00	$233,736.75	$0.00	$0.00	$51,323,736.75

Total	$1,250,000,000.00	$0.00	$5,183,898.07	$0.00	$0.00	$1,255,183,898.07

	Note Balance	Payment per $ 1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$0.00	$0.00	$0.00	$0.00	$835,260,000.00	1.00	$0.00	0.00
Class A-1b	$0.00	$0.00	$0.00	$0.00	$278,500,000.00	1.00	$0.00	0.00
Class B	$0.00	$0.00	$0.00	$0.00	$85,150,000.00	1.00	$0.00	0.00
Class C	$0.00	$0.00	$0.00	$0.00	$51,090,000.00	1.00	$0.00	0.00

Total				$0.00	$1,250,000,000.00	1.00	$0.00	0.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$625,000,000.00		$0.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.